Income taxes (Schedule of detailed information about effective income tax expense recovery) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Information About Income Taxes [Line Items]
Loss before income taxes	$ (2,832,864)	$ (2,362,239)	$ (4,346,200)
Statutory tax rate	26.50%	26.50%	26.50%
Expected income tax recovery	$ (750,709)	$ (625,993)	$ (1,151,743)
Non-deductible expenses and other items	270,610	182,056	413,499
Effect of exchange rate on deferred tax assets carried forward	4,269	225,846	424,023
Effect of higher tax rates in foreign jurisdiction	0	0	163,651
Change in deferred tax assets not recognized	475,830	218,091	150,570
Current tax expense (income)	$ 0	$ 0	$ 0